Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
22     Cash and cash equivalents
Recognition and measurement
For the purpose of the balance sheet, cash and cash equivalents covers: cash on hand, deposits held with banks, and short-term, highly liquid investments (mainly money market funds) that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value. Bank overdrafts are shown as current liabilities on the balance sheet. For the purposes of the cash flow statement, cash and cash equivalents are shown net of overdrafts.

		2022 US$m	2021 US$m
Cash at bank and in hand		1,889	1,344
Money market funds, reverse repurchase agreements and other cash equivalents		4,886	11,463
Balance per Group balance sheet		6,775	12,807
Bank overdrafts repayable on demand (unsecured)	20	(1)	(2)
Balance per Group cash flow statement		6,774	12,805
Restricted cash and cash equivalent analysis
Cash and cash equivalents of US$391 million (2021: US$235 million) are held in countries where there are restrictions on remittances. Of this balance, US$268 million (2021: US$165 million) could be used to repay subsidiaries’ third-party borrowings.
There are also restrictions on a further US$576 million (2021: US$981 million) of cash and cash equivalents, the majority of which is held by partially owned subsidiaries and is not available for use in the wider Group due to legal and contractual restrictions currently in place. Of this balance US$336 million (2021: US$752 million) could be used to repay these subsidiaries’ third-party borrowings.
Credit risk related to cash and cash equivalents
Our Treasury team manages credit risk from our investing activities in accordance with credit risk framework which sets the risk appetite. We make investments of surplus funds only with approved investment grade (BBB- and above) counterparties who have been assigned specific credit limits. The limits are set to minimise the concentration of credit risk and therefore mitigate the potential for financial loss through counterparty failure.
At 31 December 2022 we held US$850 million (2021: US$4,520 million) of reverse repurchase agreements, measured at amortised cost and reported within cash and cash equivalents as they are highly liquid products maturing within three months. We accepted collateral of investment grade quality in respect of these reverse repurchase agreements, with a fair value of US$892 million as at 31 December 2022 (2021: US$4,638 million). Collateral is not recognised on our balance sheet and if the counterparty were to default we would be able to sell it.